Time charter revenues and net investment in direct financing lease (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,606)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,563
Principal repayment and amortization	(14,751)	(10,937)
Net investment in direct financing lease at December 31	283,073	286,626
Less: Current portion	(4,168)	(3,806)
Long term net investment in direct financing lease	$ 278,905	$ 282,820